Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) [Line Items]
Description of warrants	243,000 Legacy XL Warrants were exercised, which resulted in the issuance of 233,555 shares of the Company’s common stock, in a cashless exercise.	Subsequent to the year ended December 31, 2020, 243,000 Legacy XL Warrants were exercised, which resulted in the issuance of 233,555 shares of the Company’s common stock, in a cashless exercise. Also, after December 31, 2020, 7,441,020 public warrants were exercised, which resulted in the issuance of 7,441,020 shares of the Company’s Common Stock, generating cash proceeds of $85,543.
Warrant [Member]
Warrants (Details) [Line Items]
Common shares, issued		4,995,584
Cash proceeds (in Dollars)		$ 884
Warrants outstanding		12,149,117	5,269,204
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares of common stock		4,233,333
Exercise price (in Dollars per share)		$ 11.5
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase shares of common stock		7,666,667
Exercise price (in Dollars per share)		$ 11.5